UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C.  20549

                                       FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2004

Check here if Amendment [     ]; Amendment Number:
This Amendment (Check only one.):   [     ]  is a restatement.
                                    [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tukman Capital Management, Inc.
Address:   60 E. Sir Francis Drake Blvd., Suite 204
           Larkspur, CA  94939

13F File Number:    28-1445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Daniel L. Grossman
Title:       Vice President
Phone:       415-461-6833
Signature, Place, and Date of Signing:

/s/ Daniel L. Grossman        Larkspur, California        November 12, 2004


Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[   ]        13F NOTICE.

[   ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    15

Form 13F Information Table Value Total:    $9,359,152 (K)

List of Other Included Managers:           None

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
NAME OF ISSUER         TITLE OF CLASS             CUSIP   VALUE(K) SH/P AMT S/P P/C  INV DSC   MANAGERS    SOLE    SHARED    NONE
AMERICAN INTL GROUP INC        COMMON           026874107   852852 12543780 SH       SOLE                        0  6947704  5596076
ANHEUSER BUSCH COS INC         COMMON           035229103   568901 11389415 SH       SOLE                        0  6219612  5169803
AUTOMATIC DATA PROCESSIN       COMMON           053015103   554095 13409841 SH       SOLE                        0  7428944  5980897
DISNEY WALT CO                 COM DISNEY       254687106   382493 16961993 SH       SOLE                        0  9444955  7517038
FEDERAL NATL MTG ASSN          COMMON           313586109   242647  3827243 SH       SOLE                        0  2127537  1699706
GANNETT INC                    COMMON           364730101   922900 11018386 SH       SOLE                        0  6124460  4893926
GENERAL ELEC CO                COMMON           369604103   806718 24023764 SH       SOLE                        0 13379346 10644418
GOLDMAN SACHS GROUP INC        COMMON           38141G104   476241  5107694 SH       SOLE                        0  2828335  2279359
INTERNATIONAL BUSINESS M       COMMON           459200101   594282  6931214 SH       SOLE                        0  3861589  3069625
JOHNSON & JOHNSON              COMMON           478160104   525487  9328730 SH       SOLE                        0  5161900  4166830
PEPSICO INC                    COMMON           713448108   638324 13120739 SH       SOLE                        0  7303795  5816944
PFIZER INC                     COMMON           717081103   582225 19026971 SH       SOLE                        0 10618524  8408447
PROCTER & GAMBLE CO            COMMON           742718109   423322  7821912 SH       SOLE                        0  4344420  3477492
WAL MART STORES INC            COMMON           931142103   797472 14990074 SH       SOLE                        0  8257078  6732996
WELLS FARGO & CO NEW           COMMON           949746101   991193 16622380 SH       SOLE                        0  9225003  7397377
